S000012096 [Member] Expense Example - Columbia Select Corporate Income Fund	Apr. 30, 2026 USD ($)
Columbia Select Corporate Income Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	696
Columbia Select Corporate Income Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	806
Columbia Select Corporate Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	558
Expense Example, with Redemption, 3 Years	744
Expense Example, with Redemption, 5 Years	945
Expense Example, with Redemption, 10 Years	1,526
Columbia Select Corporate Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	806
Columbia Select Corporate Income Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	281
Expense Example, with Redemption, 10 Years	$ 637